NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Earnings Per Share [Abstract]
NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

NOTE 12—NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders (in thousands, except per share amounts):

	Three months ended March 31,		Nine months ended March 31,
	2019	2020	2019	2020
Numerator:
Net loss attributable to common stockholders	$(2,034)	$(8,319)	$(2,816)	$(21,593)

Denominator:
Weighted-average shares used to compute net loss per share attributable to common stockholders
Basic and diluted	7,946	72,379	7,701	34,167

Net loss per share attributable to common stockholders:
Basic and diluted	$(0.26)	$(0.11)	$(0.37)	$(0.63)

For periods the Company is in a loss position, basic net loss per share attributable to common shareholders is the same as diluted net loss per share attributable to common shareholders. Potentially dilutive securities, which were excluded from the diluted net loss per share calculations because they would have been antidilutive were as follows as of the dates presented (in thousands):

	March 31,
	2019	2020
Stock options	6,458	11,706
Restricted stock units	—	192
Warrants to purchase common stock	23	62
Convertible redeemable preferred stock	51,344	—
Warrants to purchase redeemable convertible preferred stock	64	—

Total	57,889	11,960

NOTE 12—NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders during the years ended June 30, 2018 and 2019 (in thousands, except per share amounts):

	Year ended June 30,
	2018	2019
Numerator
Net loss attributable to common stockholders	$(7,195)	$(7,314)
Denominator
Weighted-average number of common shares used to compute net loss per share attributable to common stockholders:
Basic and diluted	7,155	7,797

Net loss per share attributable to common stockholders
Basic and diluted	$(1.01)	$(0.94)

Potentially dilutive securities, which were excluded from the diluted net loss per share calculations because they would have been antidilutive, are as follows (in thousands):

	Year ended June 30,
	2018	2019
Redeemable convertible preferred stock as-converted	47,131	52,435
Stock options	5,616	10,027
Warrants to purchase redeemable convertible preferred stock	115	63
Warrants to purchase common stock	-	63

Total	52,862	62,588